Intangible Assets - Intellectual Propert (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Intangible Assets - Intellectual Propert Details
Weighted average risk-free interest rate	1.72%	1.75%
Expected life in years	4 years 9 months	5 years 6 months
Weighted Avg Expected Volatility	93.80%	102.00%
Expected dividend yield	0.00%	0.00%